Property, plant and equipment (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,045
Balance at end of period	1,965
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,160
Balance at end of period	1,129
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	243
Balance at end of period	262
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	642
Balance at end of period	574
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	7,448
Additions (Depreciation)	541
Dispositions	(152)
Effects of foreign exchange	(183)
Balance at end of period	7,654
Cost | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,915
Additions (Depreciation)	475
Dispositions	(152)
Effects of foreign exchange	(109)
Balance at end of period	5,129
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,743
Additions (Depreciation)	66
Dispositions	0
Effects of foreign exchange	(41)
Balance at end of period	1,768
Cost | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	790
Additions (Depreciation)	0
Dispositions	0
Effects of foreign exchange	(33)
Balance at end of period	757
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(5,403)
Additions (Depreciation)	(563)
Dispositions	126
Effects of foreign exchange	151
Balance at end of period	(5,689)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(3,755)
Additions (Depreciation)	(474)
Dispositions	126
Effects of foreign exchange	103
Balance at end of period	(4,000)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,500)
Additions (Depreciation)	(44)
Dispositions	0
Effects of foreign exchange	38
Balance at end of period	(1,506)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(148)
Additions (Depreciation)	(45)
Dispositions	0
Effects of foreign exchange	10
Balance at end of period	$ (183)